Additional information on the consolidated statements of income (loss) - Disclosure of expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Additional Information On Consolidated Statements Of Income (Loss) [Abstract]
Impairment of assets	$ 124,538	$ 26,300
Depletion and depreciation	51,934	46,904
Employee benefit expenses	28,586	20,142
Professional fees	15,454	7,631
Insurance costs	3,634	1,820
Material, supplies and consumables	3,560	0
Communication and promotional expenses	977	1,265
Rent and office expenses	1,654	1,052
Public company expenses	1,234	971
Travel expenses	815	413
Cost recoveries	(582)	(618)
Deemed listing fees of Osisko Development	0	1,751
Other expenses	644	596
Expenses, by nature	$ 232,448	$ 108,227